Note 29 - Provisions (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Provision for decommissioning, restoration and rehabilitation costs for Blanket mine [member]
Statement Line Items [Line Items]
Major assumptions made concerning future events, other provisions, discount rate	4.86%	4.14%
Major assumptions made concerning future events, other Provisions, inflation rate	2.14%	2.40%
Other provisions, undiscounted cash flows	$ 7,491	$ 5,629
Provision for decommissioning, restoration and rehabilitation costs for Bilboes Holdings [member]
Statement Line Items [Line Items]
Other provisions, undiscounted cash flows	3,505	4,466
Provision for decommissioning, restoration and rehabilitation costs for Motapa [member]
Statement Line Items [Line Items]
Other provisions, undiscounted cash flows	584	1,466
Provision for decommissioning, restoration and rehabilitation costs for Maligreen [member]
Statement Line Items [Line Items]
Other provisions, undiscounted cash flows	$ 295	$ 287